Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchanges rates	7.8		7.8
Impairment losses (in Dollars)
Tax benefit percentage			50.00%
Tax percent	50.00%
Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest ercentage	10.00%		10.00%
Customer Concentration Risk [Member] | One customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			97.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				91.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			52.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Two Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			27.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Three Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Four Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				93.00%